Other equity instruments	6 Months Ended
Jun. 30, 2020
17. Other equity instruments
Other equity instruments
17. Other equity instruments
	Half year ended	Year ended
	30.06.20	31.12.19
	£m	£m
Opening balance as at 1 January	10,871	9,632
Issuances	-	3,500
Redemptions	-	(2,262)
Other	-	1
Closing balance	10,871	10,871

Other equity instruments of £10,871m (December 2019: £10,871m) include AT1 securities issued by Barclays PLC. There have been no issuances or redemptions in the period.

The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole at the initial call date, or on any fifth anniversary after the initial call date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.

All Barclays PLC AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%.